Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Note 21: Quarterly Financial Data (Unaudited)

The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2019 and 2018.

	Three Months Ended
2019:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$6,315	$6,648	$6,921	$7,150
Total interest expense	1,207	1,469	1,727	1,721

Net interest income	5,108	5,179	5,194	5,429

Provision for loan losses	90	120	120	578
Other income	945	947	1,003	993
General, administrative and other expense	4,162	4,172	4,162	3,986

Income before income taxes	1,801	1,834	1,916	1,858
Federal income taxes	187	188	135	89

Net income	$1,614	$1,646	$1,781	$1,769

Earnings per share
Basic	$0.28	$0.29	$0.31	$0.31
Diluted	$0.28	$0.29	$0.31	$0.31

	Three Months Ended
2018:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,625	$5,107	$5,523	$6,065
Total interest expense	523	707	893	1,055

Net interest income	4,102	4,400	4,630	5,010

Provision for loan losses	57	72	72	96
Other income	880	888	897	995
General, administrative and other expense	3,579	3,754	3,855	5,235

Income before income taxes	1,346	1,462	1,600	674
Federal income taxes	198	250	269	83

Net income	$1,148	$1,212	$1,331	$591

Earnings per share
Basic	$0.23	$0.23	$0.25	$0.11
Diluted	$0.23	$0.23	$0.25	$0.11